Marketable Investment Securities and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 D	Dec. 31, 2011 D	Dec. 31, 2010
Marketable investment securities
Current marketable investment securities	$ 1,419,066	$ 668,263	$ 1,592,911
Restricted marketable investment securities	68,657	54,507	59,638
Total	1,487,723	722,770	1,652,549
Restricted cash and cash equivalents	52,249	65,137	72,757
Total marketable investment securities and restricted cash and cash equivalents	1,539,972	787,907	1,725,306
Current marketable investment securities - VRDNs
Marketable investment securities
Current marketable investment securities	46,435	100,075	1,021,697
Settlement period	5	5
Current marketable investment securities - other
Marketable investment securities
Current marketable investment securities	$ 1,372,631	$ 568,188	$ 571,214